Financial Instruments - Summary of Financial Assets and Liabilities Measured at Fair Value by Level within Fair Value Hierarchy (Detail) - USD ($) $ in Thousands	Jun. 30, 2026	Mar. 31, 2026	Dec. 31, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024
Disclosure of fair value measurements of assets and liabilities [line items]
Cash and cash equivalents	$ 100,192	$ 2,164,505	$ 1,153,593	$ 1,005,885	$ 1,085,581	$ 818,166
Trade receivables from provisional concentrate sales, net of fair value adjustment	17,867		41,545
Long-term investments - common shares held	144,789	$ 161,879	407,230	$ 167,988	$ 127,468	$ 98,190
Long-term investments - warrants held	2,830		3,265
Total net financial assets measured at fair value	265,678		1,605,633
Investments in equity instruments designated at fair value through other comprehensive income [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Long-term investments - common shares held	144,789		407,230
Level 1 [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Cash and cash equivalents	100,192		1,153,593
Total net financial assets measured at fair value	244,981		1,560,823
Level 1 [member] | Investments in equity instruments designated at fair value through other comprehensive income [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Long-term investments - common shares held	144,789		407,230
Level 2 [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Trade receivables from provisional concentrate sales, net of fair value adjustment	17,867		41,545
Long-term investments - warrants held	2,830		3,265
Total net financial assets measured at fair value	20,697		44,810
Level 3 [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Total net financial assets measured at fair value	$ 0		$ 0